Condensed Consolidated Balance Sheet (Unaudited) - NZD ($) $ in Thousands	Jul. 31, 2018	Jan. 31, 2018	Jul. 31, 2017	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
CURRENT ASSETS
Cash and cash equivalents	$ 4,173	$ 10,739	$ 3,464	$ 2,644
Trade and other receivables	10,083	13,165
Inventories	24,030	31,113
Foreign currency derivative financial instruments	220					$ 2,289
Related party receivables	16,002	15,326
TOTAL CURRENT ASSETS	54,508	70,343
NON-CURRENT ASSETS
Property, plant and equipment	4,054	4,741	4,277
Intangible assets	17,287	13,012
TOTAL NON-CURRENT ASSETS	21,341	17,753
TOTAL ASSETS	75,849	88,096
CURRENT LIABILITIES
Trade and other payables	34,734	32,516
Borrowings	21,167	52,121
Foreign currency derivative financial instruments		2,087				$ 1
Derivative on Convertible Notes		1,110
Current tax liabilities	158	786
Related party payables		1,369
Provisions	1,393	1,106
TOTAL CURRENT LIABILITIES	57,452	91,095
NON-CURRENT LIABILITIES
Provisions	2,165	2,711
TOTAL NON-CURRENT LIABILITIES	2,165	2,711
TOTAL LIABILITIES	59,617	93,806
NET ASSETS/(LIABILITIES)	16,232	(5,710)
EQUITY
Share capital	117,183	68,727
Other reserves	(2,426)	(2,006)
Accumulated losses	(98,525)	(72,431)
TOTAL EQUITY	$ 16,232	$ (5,710)	$ (14,781)	$ (9,044)